NATURE OF BUSINESS AND GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Feb. 23, 2012
Date of incorporation	Aug. 08, 1997
Accumulated deficit	$ (31,140,663)	$ (30,992,977)
Net loss	$ (147,686)	$ (107,436)	$ (148,964)
UMeLook Limited [Member]
Date of incorporation	Feb. 23, 2012
Ownership percentage				100.00%
State of Incorporation	Hong Kong